CURRENT ASSETS - INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2019
Classes of current inventories [abstract]
Schedule of Detailed Information About Inventories Amount Explanatory

	2019		2018
Raw materials and components at cost	A$	869,016	A$	778,947
Finished goods at cost		188,748		376,879

Total inventories at cost	A$	1,057,764	A$	1,155,826